Long Term and Other Debt	12 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Long Term and Other Debt
11.	Long Term and Other Debt

Outstanding Debt and Capital Leases

The following reflects outstanding debt and capital leases as of the dates indicated below:

	Principal	Unamortized deferred financing charge	Book value, September 30, 2017
Senior bank debt	$122,765	$—	$122,765
Capital leases and hire purchase contract	1,094	—	1,094
Total long-term debt outstanding	123,859	—	$123,859
Less: current portion of long-term debt	(7,931)	—	(7,931)
Long-term debt, excluding current portion	$115,928	$—	$115,928

	Principal	Unamortized deferred financing charge	Book value, September 24, 2016
Senior bank debt	$115,379	$(1,218)	$114,161
PIK shareholder loan notes	298,248	—	298,248
Capital leases and hire purchase contract	375	—	375
Total long-term debt outstanding	414,002	(1,218)	412,784
Less: current portion of long-term debt	(10,292)	—	(10,292)
Long-term debt, excluding current portion	$403,710	$(1,218)	$402,492

At September 30, 2017, debt consists of senior bank debt. At September 24, 2016, debt consisted of senior bank debt and loan notes payable to the former owners of Ordinary A shares (referred to as Payment in Kind (“PIK”) shareholder loan notes). Security over the debt consists of a fixed and floating charge over all assets of the Company and certain of its subsidiaries.

The senior bank facility has a cash interest rate on outstanding borrowings for this line of credit being the Bank of England’s bank’s base rate plus the base rate margin or LIBOR rate plus the bank’s LIBOR rate margin. The loan agreement includes a PIK interest rate on the outstanding borrowings that can be paid for or added to the outstanding debt. Due to foreign currency translation, these figures are then revised at each balance sheet date. The new senior bank debt is scheduled to mature on September 30, 2019.

The senior bank debt also includes a revolving facility commitment for $23,448 (£17,500). The revolver facility has an interest rate on used amounts of 5% plus LIBOR and on unused borrowings of 2%. The line of credit is scheduled to mature on September 30, 2019. At September 30, 2017 and September 24, 2016, $7,369 and $10,082 of this facility had been drawn.

In connection with the Merger, the value of PIK shareholder loan notes was reduced from $290,154 to $115,254. Accordingly, the Company recorded $174,990 as a capital contribution in the accompanying consolidated statement of stockholders’ equity representing the reduction in the value of the PIK shareholder loan notes. The shareholders transferred their rights to the remaining loan balance of $115,254 to Hydra in connection with the Merger, and therefore the $115,254 was eliminated in consolidation. The $115,254 was also accounted for as a capital contribution by the stockholders. These amounts are recorded in the consolidated statements of stockholders’ equity in shares issued in Merger. On May 31, 2017, the PIK shareholder loan notes were cancelled and are therefore no longer outstanding.

The Company is in compliance with all relevant covenants and the long-term debt portion is correctly classified as such in line with the underlying agreements.

Long term debt for the years ending September 30 matures as follows:

Fiscal period	Senior bank debt	Capital leases and hire purchase contract	Total
2018	$7,369	$562	$7,931
2019	115,396	461	115,857
2020	—	71	71
Total	$122,765	$1,094	$123,859